Financial instruments and risk management - Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments (Details) - Currency risk	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2023
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	25.00%
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	50.00%
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at risk time horizon		36 months